                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number: __________

This Amendment (Check only one):

                         [_] is a restatement.
                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ALPS Advisors, Inc.
Address:  1290 Broadway, Suite 1100
          Denver, CO 80203

Form 13F File Number: 028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bradley J. Swenson
Title:  Chief Compliance Officer
Phone:  303-623-2577

Signature, Place, and Date of Signing:

/s/ Bradley J. Swenson
----------------------- Denver, Colorado               November 12, 2010
[Signature]             [City, State]                  [Date]

Report Type (Check only one):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F FILE NUMBER                  NAME
--------------------  -------------------------------------
     28-05690........ Matrix Asset Advisors, Inc.
     28-06683........ TCW Investment Management Co.
     28-03579........ Schneider Capital Management Corp.
     28-04129........ M.A. Weatherbie and Co., Inc.
     28-03791........ Pzena Investment Management
     28-12592........ The Bank of New York Mellon
     28-04557........ Wellington Management Company, LLP
     28-13552........ Arrow Investment Advisors, LLC
     28-13456........ GNI Capital, Inc.
     28-05923........ Cornerstone Capital Management, Inc.
     028-10679....... Clough Capital Partners LP
     028-10917....... Jefferies Group, Inc.
     028-11239....... Jefferies Asset Management, LLC
     028-13577....... RiverFront Investment Group

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $306,186.29 (thousands)

List of Other Included Managers:

No. Form 13F File Number Name

NONE

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

                       TITLE OF                             SHARES OR PRN                  INVESTMENT  OTHER
NAME OF ISSUER          CLASS      CUSIP    VALUE (X$1,000)    AMOUNT      SH/PRN PUT/CALL DISCRETION MANAGERS
--------------       ------------ --------- --------------- -------------- ------ -------- ---------- --------
COLUMN 1               COLUMN 2   COLUMN 3     COLUMN 4                COLUMN 5             COLUMN 6  COLUMN 7
--------             ------------ --------- --------------- ------------------------------ ---------- --------
ECOPETROL SA
  SPON. ADR......... Common Stock 279158109       401.22        9,610.0000   SH             DEFINED
New Oriental
  Education &....... Common Stock 647581107       442.23        4,532.0000   SH             DEFINED
HDFC Bank
  Ltd............... Common Stock 40415F101       339.06        1,839.0000   SH             DEFINED
Gerdau SA........... Common Stock 373737105     1,352.29       99,360.0000   SH             DEFINED
Infosys
  Technologies
  Ltd............... Common Stock 456788108     1,104.69       16,412.0000   SH             DEFINED
Itau Unibanco
  Holding SA........ Common Stock 465562106     2,591.61      107,180.0000   SH             DEFINED
Lan Airlines
  SA................ Common Stock 501723100       609.38       20,699.0000   SH             DEFINED
Sterlite Industries
  India............. Common Stock 859737207     1,557.88      103,997.0000   SH             DEFINED
BANCO
  SANTANDER
  SA ADR............ Common Stock 05964H105       190.03       15,010.0000   SH             DEFINED
BRF - Brasil
  Foods SA.......... Common Stock 10552T107     1,456.28       93,772.0000   SH             DEFINED
Cia Brasileira de
  Distrib........... Common Stock 20440T201       696.41       10,090.0000   SH             DEFINED
Cia Siderurgica
  Nacional.......... Common Stock 20440W105     1,711.87       96,880.0000   SH             DEFINED
Cia de Bebidas das
  Americ............ Common Stock 20441W203     2,793.84       22,571.0000   SH             DEFINED
CTRIP.COM-ADR....... Common Stock 22943F100     1,202.35       25,180.0000   SH             DEFINED
ICICI Bank Ltd...... Common Stock 45104G104       970.33       19,465.0000   SH             DEFINED
Petroleo Brasileiro
  SA................ Common Stock 71654V408     2,002.10       55,200.0000   SH             DEFINED
SUNTECH
  POWER
  HOLDINGS
  CO................ Common Stock 86800C104       443.49       46,005.0000   SH             DEFINED
Vivo Participacoes
  SA................ Common Stock 92855S200     2,051.25       75,497.0000   SH             DEFINED
YINGLI GREEN
  ENERGY -
  ADR............... Common Stock 98584B103       253.84       18,341.0000   SH             DEFINED
Materials Select
  Sector SPDR....... ETF          81369Y100     4,922.02        150,153.00   SH             DEFINED
Health Care Select
  Sector SPDR....... ETF          81369Y209     5,003.17        164,146.00   SH             DEFINED
Consumer Staples
  Select Sector
  SPDR.............. ETF          81369Y308     4,971.59        178,385.00   SH             DEFINED
Consumer
  Discretionary
  Select Sector
  SPDR.............. ETF          81369Y407     5,015.07        150,107.00   SH             DEFINED
ENERGY
  SELECT
  SECTOR
  SPDR.............. ETF          81369Y506     5,111.44         91,178.00   SH             DEFINED
Financial Select
  Sector SPDR
  Fund.............. ETF          81369Y605     4,830.37        336,611.00   SH             DEFINED
Industrial Select
  Sector SPDR....... ETF          81369Y704     5,008.99        160,134.00   SH             DEFINED
Technology Select
  Sector SPDR....... ETF          81369Y803     5,021.40        218,132.00   SH             DEFINED
Utilities Select
  Sector SPDR....... ETF          81369Y886     4,992.55        159,252.00   SH             DEFINED
American
  Capital........... Common Stock 02503Y103       775.05        133,400.00   SH             DEFINED
Blackstone Group
  LP................ Common Stock 09253U108     6,441.44        507,600.00   SH             DEFINED
Internet Capital.... Common Stock 46059C205     2,481.21        224,951.00   SH             DEFINED
KKR & Co.
  L.P............... Common Stock 48248M102     9,468.98        893,300.00   SH             DEFINED
Leucadia National
  Co................ Common Stock 527288104     5,449.13        230,700.00   SH             DEFINED
iShs Barclays
  TIPS.............. ETF          464287176    15,823.74        145,132.00   SH             DEFINED
iShs Interm
  Credit............ ETF          464288638     8,541.94         78,822.00   SH             DEFINED
iShs MSCI EAFE
  Index............. ETF          464287465    27,188.86        495,063.00   SH             DEFINED
iShs S&P 500
  Index............. ETF          464287200    67,009.17        585,284.00   SH             DEFINED
Vgrd Emerging
  Mkt............... ETF          922042858     9,201.72        202,681.00   SH             DEFINED
Vgrd REIT........... ETF          922908553     6,841.70        131,369.00   SH             DEFINED
Vgrd Short-Term
  Bond.............. ETF          921937827    21,072.21        257,764.00   SH             DEFINED
Vgrd
  Small-Cap......... ETF          922908751    12,649.56        199,394.00   SH             DEFINED
Vgrd Total Bond
  Mkt............... ETF          921937835    38,750.10        468,789.00   SH             DEFINED
iPath Dow Jones
  AIG............... ETN          06738C778     7,444.75        176,082.00   SH             DEFINED
                                              306,186.29    7,180,069.0000

                         VOTING AUTHORITY
                     ------------------------
NAME OF ISSUER           SOLE     SHARED NONE
--------------       ------------ ------ ----
COLUMN 1               COLUMN 8
--------             ------------
ECOPETROL SA
  SPON. ADR.........   9,610.0000
New Oriental
  Education &.......   4,532.0000
HDFC Bank
  Ltd...............   1,839.0000
Gerdau SA...........  99,360.0000
Infosys
  Technologies
  Ltd...............  16,412.0000
Itau Unibanco
  Holding SA........ 107,180.0000
Lan Airlines
  SA................  20,699.0000
Sterlite Industries
  India............. 103,997.0000
BANCO
  SANTANDER
  SA ADR............  15,010.0000
BRF - Brasil
  Foods SA..........  93,772.0000
Cia Brasileira de
  Distrib...........  10,090.0000
Cia Siderurgica
  Nacional..........  96,880.0000
Cia de Bebidas das
  Americ............  22,571.0000
CTRIP.COM-ADR.......  25,180.0000
ICICI Bank Ltd......  19,465.0000
Petroleo Brasileiro
  SA................  55,200.0000
SUNTECH
  POWER
  HOLDINGS
  CO................  46,005.0000
Vivo Participacoes
  SA................  75,497.0000
YINGLI GREEN
  ENERGY -
  ADR...............  18,341.0000
Materials Select
  Sector SPDR.......   150,153.00
Health Care Select
  Sector SPDR.......   164,146.00
Consumer Staples
  Select Sector
  SPDR..............   178,385.00
Consumer
  Discretionary
  Select Sector
  SPDR..............   150,107.00
ENERGY
  SELECT
  SECTOR
  SPDR..............    91,178.00
Financial Select
  Sector SPDR
  Fund..............   336,611.00
Industrial Select
  Sector SPDR.......   160,134.00
Technology Select
  Sector SPDR.......   218,132.00
Utilities Select
  Sector SPDR.......   159,252.00
American
  Capital...........   133,400.00
Blackstone Group
  LP................   507,600.00
Internet Capital....   224,951.00
KKR & Co.
  L.P...............   893,300.00
Leucadia National
  Co................   230,700.00
iShs Barclays
  TIPS..............   145,132.00
iShs Interm
  Credit............    78,822.00
iShs MSCI EAFE
  Index.............   495,063.00
iShs S&P 500
  Index.............   585,284.00
Vgrd Emerging
  Mkt...............   202,681.00
Vgrd REIT...........   131,369.00
Vgrd Short-Term
  Bond..............   257,764.00
Vgrd
  Small-Cap.........   199,394.00
Vgrd Total Bond
  Mkt...............   468,789.00
iPath Dow Jones
  AIG...............   176,082.00
                     7,180,069.00